PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Other receivables	4,160	2,700
Prepayments and deposits	8,845	41,546
Current portion of land use rights	1,536	1,633
VAT recoverable	39,165	19,666

Total prepaid expenses and other current assets	53,706	65,545

The Company recognized impairment losses of RMB28,220 on VAT recoverable of certain subsidiaries of biodiesel business in 2011 as the Company did not expect such VAT recoverable would be utilized in the near future due to the adverse operating environment.